Business Combination (Details 1) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Issuance of common stock, preferred stock and warrants pursuant to Business Combination and Financing (see Note 14)			$ 16,000,000
Payment of costs related to the Business Combination and Financing			(12,214,875)
Cash from business acquired pursuant to the Business Combination			212,640
Net cash proceeds related to Business Combination		$ 3,997,765	$ 3,997,765